Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
(Amounts in US$’s)	Nine months Ended September 30, 2020		January 10, 2019 (Inception) to September 30, 2019
	US$’s	Rates	US$’s	Rates
Income tax benefit at statutory federal income tax rate	$5,233,600	21.00%	$2,941,011	21.00%
State tax expense, net of federal benefit	996,900	4.00%	560,193	4.00%
Permanent items	(400)	(0.00)%	—	—
Other	(6,100)	(0.02)%	—	—
Valuation allowance	(6,224,000)	(24.98)%	$—	—
Income tax benefit	—	—%	$3,501,204	25.00%

	December 31, 2019
	US$’s	Rates
Income tax benefit at statutory federal income tax rate	$(6,653,400)	21.00%
State tax expense, net of federal benefit	(1,267,300)	4.00%
Permanent items	20,000	(0.06)%
Valuation allowance	3,762,800	(11.88)%
Income tax benefit	$(4,137,900)	13.06%

Schedule of deferred tax assets
(Amounts in US$’s)	December 31, 2019
Deferred tax assets:
Share-based compensation	$13,700
Inventory reserve	137,000
Allowance for bad debt	172,700
Net operating loss carryover	11,867,800
Foreign losses	4,130,000
General business credits	256,400
Valuation allowance	(3,762,800)
Total deferred tax assets	12,814,800
Deferred tax liabilities:
Depreciation	(43,000)
Amortization	(12,771,800)
Total deferred tax liabilities	(12,814,800)
Net deferred tax assets (liabilities)	$—